Compensation of Key Management Personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Related Party [Abstract]
Salaries, incentives and short-term benefits	$ 2,560	$ 2,352
Share-based compensation	2,736	2,210
Total	$ 5,296	$ 4,562